WRL LETTERHEAD

                                   May 1, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:  WRL Series Fund, Inc.
           Global Sector Portfolio, US Sector Portfolio and Foreign Sector Portfolio
           File No. 33-507

Dear Commissioners:

      On behalf of the WRL Series Fund, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information ("SAI") for the Global Sector Portfolio, US Sector Portfolio and Foreign Sector Portfolio of the Fund dated May 1, 1997 otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of SAI contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 24, 1997 via EDGAR.

                                    Sincerely,

                                    /s/ PRISCILLA I. HECHLER
                                    ------------------------
                                    Priscilla I. Hechler
                                    Assistant Vice President
                                    and Assistant Secretary

cc: Thomas E. Pierpan, Esq.
    Kimberly J. Smith, Esq.